SIGNIFICANT ACCOUNTING POLICIES	9 Months Ended
Sep. 30, 2013
Accounting Policies [Abstract]
Significant Accounting Policies [Text Block]
NOTE 2:- SIGNIFICANT ACCOUNTING POLICIES

The significant accounting policies applied in the annual financial statements of the Company as of December 31, 2012, are applied consistently in these financial statements. For further information refer to the consolidated financial statements as of December 31, 2012.

a.	Interim financial statements:

The interim condensed consolidated balance sheet as of September 30, 2013 and the related interim condensed consolidated statements of operations, comprehensive income (loss) and cash flows for the nine months ended September 30, 2013 and 2012, and the statement of equity for the nine months ended September 30, 2013, are unaudited. This unaudited information has been prepared by the Company in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") for interim financial statements, and on the same basis as the audited annual consolidated financial statements and in management's opinion, reflects all adjustments (consisting only of normal recurring accruals) necessary for a fair presentation of the financial information, in accordance with generally accepted accounting principles, for interim financial reporting for the periods presented and accordingly, they do not include all of the information and footnotes required by generally accepted accounting principles for audited financial statements. However, the Company believes that the disclosures are adequate to make the information presented not misleading. These Interim Condensed Consolidated Financial Statements should be read in conjunction with the 2012 Annual Consolidated Financial Statements and the notes thereto. The Interim Condensed Consolidated Balance Sheet Data as of December 31, 2012 was derived from the 2012 Annual Consolidated Financial Statements, but does not include all disclosures required by U.S. GAAP.

b.	Use of estimates:

The preparation of financial statements in conformity with U.S.GAAP requires management to make estimates, judgments and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Company's management believes that the estimates, judgments and assumptions used are reasonable based upon information available at the time they are made. As applicable to these interim condensed consolidated financial statements, the most significant estimates and assumptions relate to revenue recognition and allowance for sales returns, allowance for doubtful accounts, inventories, intangible assets, goodwill, income taxes and valuation allowance, stock-based compensation and contingent liabilities. Actual results could differ from those estimates.

c.	Business combinations:

The Company accounts for business combinations under ASC 805, "Business Combinations." ASC 805  requires recognition of assets acquired, liabilities assumed, and non-controlling interest in the acquiree at the acquisition date, measured at their fair values as of that date. ASC 805 also requires that contingent consideration be recorded on the acquisition date and revaluated to fair value in subsequent periods, and restructuring and acquisition-related deal costs of the acquirer be expensed as incurred.

As required by ASC 820, "Fair Value Measurements and disclosures" the Company applies assumptions that marketplace participants would consider in determining the fair value of assets acquired, liabilities assumed, non-controlling interest and redeemable non-controlling interest in the acquiree at the acquisition date. Any excess of the fair value of net assets acquired over purchase price and any subsequent changes in estimated contingencies are to be recorded in earnings. In addition, changes in valuation allowance related to acquired deferred tax assets and changes in acquired income tax position are to be recognized in earnings.

d.	New accounting guidance recently adopted:

In the first quarter of fiscal year 2013, the Company adopted ASU. 2013-02, Topic 350, "Comprehensive Income", which amends Topic 220 to improve the reporting of reclassifications out of accumulated other comprehensive income to the respective line items in net income. The relevant presentation and disclosures have been applied retrospectively for all periods presented.

e.	Impact of recently issued accounting standard not yet adopted:

In July 2013, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update No. 2013-11 "Presentation of an Unrecognized Tax Benefit When a Net Operating Loss Carryforward, a Similar Tax Loss, or a Tax Credit Carryforward Exists." The standard requires the netting of unrecognized tax benefits (the "UTBs") against a deferred tax asset for a loss or other carryforward that would apply in settlement of the uncertain tax positions. UTBs are required to be netted against all available same-jurisdiction loss or other tax carryforwards that would be utilized, rather than only against carryforwards that are created by the UTBs. This accounting guidance is effective for the Company beginning in the first quarter of fiscal year 2014.  The Company is currently evaluating the impact the adoption of this accounting guidance may have on its consolidated financial statements.

f.	Reclassification:

Certain amounts in prior period financial statements have been reclassified to conform to the current period's presentation.